Income Taxes - Schedule of Effective Tax Rates Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (30,508)	$ (30,333)	$ (32,601)
Expected tax benefit	(5,797)	(5,763)	(6,087)
Costs included in R&D tax credit	2,255	4,070
Non-taxable income	(846)	(1,299)
Foreign tax differential	(248)	69	4
Change in valuation allowance	4,504	3,111	6,057
Other	119	(188)	26
Income tax benefit	$ (13)
Loss before income taxes	0.00%	0.00%	0.00%
Expected tax benefit	(19.00%)	(19.00%)	(18.70%)
Costs included in R&D tax credit	7.40%	13.40%	0.00%
Non-taxable income	(2.80%)	(4.30%)	(0.00%)
Foreign tax differential	(0.80%)	0.20%	0.00%
Change in valuation allowance	14.80%	10.30%	18.60%
Other	0.40%	(0.60%)	(0.10%)
Income tax benefit	0.00%	0.00%	0.00%